Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(8) Commitments and Contingencies

WRI leases certain office and retail space and equipment under non-cancelable operating leases with terms expiring at various dates through October 2025.

A schedule of future minimum rental payments required under our operating leases, excluding contingent rent, that have initial or remaining non-cancelable lease terms in excess of one year, as of September 26, 2015, is as follows (in thousands):

Remainder of fiscal year 2015	$341
Fiscal year 2016	1,521
Fiscal year 2017	1,534
Fiscal year 2018	1,318
Fiscal year 2019	1,105
Fiscal year 2020	977
Thereafter	4,166

Total	$10,962

Rent expense under cancelable and non-cancelable leases was $531,000 and $468,000 for the thirteen weeks ended September 26, 2015 and September 27, 2014, respectively, and $1.5 million for the thirty-nine weeks ended September 26, 2015 and September 27, 2014.

The Company is subject to legal proceedings, claims and liabilities, such as employment-related claims and slip and fall cases, which arise in the ordinary course of business and are generally covered by insurance. In the opinion of management, the amount of ultimate liability with respect to those actions should not have a material adverse impact on financial position, results of operations or cash flows.

Many of the food products the Company purchases are subject to changes in the price and availability of food commodities, including chicken. The Company works with its suppliers and uses a mix of forward pricing protocols for certain items under which we agree with our supplier on fixed prices for deliveries at some time in the future, fixed pricing protocols under which we agree on a fixed price with our supplier for the duration of that protocol, and formula pricing protocols under which the prices we pay are based on a specified formula related to the prices of the goods, such as spot prices.

The Company’s use of any forward pricing arrangements varies substantially from time to time and these arrangements tend to cover relatively short periods (i.e., typically twelve months or less). Such contracts are used in the normal purchases of our food products and not for speculative purposes, and as such are not required to be evaluated as derivative instruments. The Company does not enter into futures contracts or other derivative instruments.

(12) Commitments and Contingencies

WRI leases certain office and retail space and equipment under non-cancelable operating leases with terms expiring between December 2014 and October 2025.

A schedule of future minimum rental payments required under our operating leases, excluding contingent rent, that have initial or remaining non-cancelable lease terms in excess of one year, as of December 27, 2014, is as follows (in thousands):

Fiscal year 2015	$1,250
Fiscal year 2016	1,145
Fiscal year 2017	1,061
Fiscal year 2018	846
Fiscal year 2019	631
Thereafter	2,954

Total	$7,887

Rent expense under cancelable and non-cancelable leases was $1.9 million for the fiscal years ended December 27, 2014 and December 28, 2013 and $1.7 million for the fiscal year ended December 29, 2012, respectively.

The Company is subject to legal proceedings, claims and liabilities, such as employment-related claims and slip and fall cases, which arise in the ordinary course of business and are generally covered by insurance. In the opinion of management, the amount of ultimate liability with respect to those actions should not have a material adverse impact on financial position, results of operations or cash flows.

Many of the food products the Company purchases are subject to changes in the price and availability of food commodities, including chicken. The Company works with its suppliers and uses a mix of forward pricing protocols for certain items under which we agree with our supplier on fixed prices for deliveries at some time in the future, fixed pricing protocols under which we agree on a fixed price with our supplier for the duration of that protocol, and formula pricing protocols under which the prices we pay are based on a specified formula related to the prices of the goods, such as spot prices.

The Company’s use of any forward pricing arrangements varies substantially from time to time and these arrangements tend to cover relatively short periods (i.e., typically twelve months or less). Such contracts are used in the normal purchases of our food products and not for speculative purposes, and as such are not required to be evaluated as derivative instruments. The Company does not enter into futures contracts or other derivative instruments.